Basis of Presentation and Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Fair Value, Concentration of Risk, Loans Receivable	$ 3,000,000
Commercial Real Estate Loans Maturity Term Maximum	20 years
Percentage Of Loans To Value Ratio Maximum On Commercial Real Estate Loan	80.00%
Percentage Of Loans To Value Ratio Maximum On Home Equity Line Of Credit	90.00%
Home Equity Line Of Credit Loans Maturity Term Maximum	20 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	0	20,832	20,832
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization	52,000,000	51,000,000
Finite-Lived Intangible Assets, Net	90,000,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	51,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	39,000,000
Standby Letters Of Credit [Member]
Guaranty Liabilities	$ 1,107,000,000	$ 1,421,000,000